UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Dynamic Global Bond Fund

Investor Class (RPIEX)

This annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Investor Class	$76	0.74%

What drove fund performance during the past 12 months?

  Global government bond yields were higher over the year, as investor expectations for monetary easing came down overall in response to changing economic growth and inflation prospects, and central bank messaging. Yields rose sharply toward year-end as the Federal Reserve projected higher economic growth and inflation and fewer interest rate cuts for 2025.

  The strategy outperformed its cash benchmark. Our short U.S. position performed strongly as Treasury yields rose particularly in the fourth quarter. Long credit index exposure, via derivatives, both to U.S. high yield and U.S. investment grade, to a lesser extent, was effective as spreads narrowed. Corporate bonds were broadly supported by demand for yield and healthy economic data.

  Returns from currency were negative largely on the impact of our long holding in the Mexican peso, which weakened due to fiscal concerns following the national elections in June as well as disappointing growth data, and monetary easing more recently. Our long position in the Australian dollar detracted at the start of the year.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
1/22/15	10,000	10,000	10,000
3/31/15	9,970	9,850	10,000
6/30/15	10,223	9,734	10,001
9/30/15	10,198	9,817	10,002
12/31/15	10,405	9,726	10,005
3/31/16	10,544	10,300	10,012
6/30/16	10,664	10,598	10,020
9/30/16	10,773	10,684	10,029
12/31/16	10,885	9,929	10,038
3/31/17	10,735	10,104	10,048
6/30/17	10,686	10,367	10,068
9/30/17	10,756	10,550	10,095
12/31/17	10,679	10,664	10,124
3/31/18	10,746	10,809	10,160
6/30/18	10,645	10,508	10,206
9/30/18	10,635	10,411	10,256
12/31/18	10,772	10,536	10,313
3/31/19	10,673	10,768	10,375
6/30/19	10,808	11,122	10,442
9/30/19	10,551	11,202	10,500
12/31/19	10,729	11,256	10,549
3/31/20	11,057	11,219	10,609
6/30/20	11,347	11,592	10,612
9/30/20	11,449	11,900	10,616
12/31/20	11,740	12,291	10,619
3/31/21	12,070	11,743	10,622
6/30/21	11,951	11,897	10,622
9/30/21	11,916	11,792	10,623
12/31/21	11,748	11,713	10,624
3/31/22	12,098	10,991	10,628
6/30/22	12,419	10,083	10,640
9/30/22	12,515	9,383	10,689
12/31/22	12,172	9,810	10,780
3/31/23	12,201	10,105	10,897
6/30/23	11,660	9,950	11,025
9/30/23	11,627	9,593	11,171
12/31/23	11,567	10,370	11,324
3/31/24	11,644	10,154	11,471
6/30/24	11,778	10,042	11,624
9/30/24	11,887	10,743	11,784
12/31/24	12,189	10,195	11,922

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F35-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/22/15
Dynamic Global Bond Fund (Investor Class)	5.38%	2.58%	2.01%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.19
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.48	1.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,000,545
  Number of Portfolio Holdings416
  Investment Advisory Fees Paid (000s)$2,987
  Portfolio Turnover Rate66.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	29.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	26.3
Corporate Bonds	22.2
U.S. Treasury Obligations	10.7
Securities Lending Collateral	3.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Asset-Backed Securities	1.6
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	3.0

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.1%
U.S. Treasury Bills	10.8
U.S. Treasury Inflation-Indexed Notes	7.2
Deutsche Bundesrepublik	4.8
Brazil Notas do Tesouro Nacional	4.6
Kingdom of Thailand	3.7
Government of New Zealand	2.7
Commonwealth of Australia	2.1
Government of Japan	2.1
Republic of Serbia	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Global Bond Fund

Investor Class (RPIEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Dynamic Global Bond Fund

Advisor Class (PAIEX)

This annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Advisor Class	$92	0.90%

What drove fund performance during the past 12 months?

  Global government bond yields were higher over the year, as investor expectations for monetary easing came down overall in response to changing economic growth and inflation prospects, and central bank messaging. Yields rose sharply toward year-end as the Federal Reserve projected higher economic growth and inflation and fewer interest rate cuts for 2025.

  The strategy outperformed its cash benchmark. Our short U.S. position performed strongly as Treasury yields rose particularly in the fourth quarter. Long credit index exposure, via derivatives, both to U.S. high yield and U.S. investment grade, to a lesser extent, was effective as spreads narrowed. Corporate bonds were broadly supported by demand for yield and healthy economic data.

  Returns from currency were negative largely on the impact of our long holding in the Mexican peso, which weakened due to fiscal concerns following the national elections in June as well as disappointing growth data, and monetary easing more recently. Our long position in the Australian dollar detracted at the start of the year.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
1/22/15	10,000	10,000	10,000
3/31/15	9,970	9,850	10,000
6/30/15	10,216	9,734	10,001
9/30/15	10,188	9,817	10,002
12/31/15	10,388	9,726	10,005
3/31/16	10,532	10,300	10,012
6/30/16	10,635	10,598	10,020
9/30/16	10,737	10,684	10,029
12/31/16	10,839	9,929	10,038
3/31/17	10,682	10,104	10,048
6/30/17	10,627	10,367	10,068
9/30/17	10,690	10,550	10,095
12/31/17	10,606	10,664	10,124
3/31/18	10,660	10,809	10,160
6/30/18	10,555	10,508	10,206
9/30/18	10,551	10,411	10,256
12/31/18	10,669	10,536	10,313
3/31/19	10,564	10,768	10,375
6/30/19	10,692	11,122	10,442
9/30/19	10,441	11,202	10,500
12/31/19	10,599	11,256	10,549
3/31/20	10,929	11,219	10,609
6/30/20	11,210	11,592	10,612
9/30/20	11,292	11,900	10,616
12/31/20	11,583	12,291	10,619
3/31/21	11,877	11,743	10,622
6/30/21	11,756	11,897	10,622
9/30/21	11,728	11,792	10,623
12/31/21	11,545	11,713	10,624
3/31/22	11,898	10,991	10,628
6/30/22	12,196	10,083	10,640
9/30/22	12,298	9,383	10,689
12/31/22	11,952	9,810	10,780
3/31/23	11,961	10,105	10,897
6/30/23	11,422	9,950	11,025
9/30/23	11,385	9,593	11,171
12/31/23	11,336	10,370	11,324
3/31/24	11,391	10,154	11,471
6/30/24	11,519	10,042	11,624
9/30/24	11,621	10,743	11,784
12/31/24	11,911	10,195	11,922

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F235-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/22/15
Dynamic Global Bond Fund (Advisor Class)	5.07%	2.36%	1.77%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.19
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.48	1.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,000,545
  Number of Portfolio Holdings416
  Investment Advisory Fees Paid (000s)$2,987
  Portfolio Turnover Rate66.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	29.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	26.3
Corporate Bonds	22.2
U.S. Treasury Obligations	10.7
Securities Lending Collateral	3.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Asset-Backed Securities	1.6
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	3.0

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.1%
U.S. Treasury Bills	10.8
U.S. Treasury Inflation-Indexed Notes	7.2
Deutsche Bundesrepublik	4.8
Brazil Notas do Tesouro Nacional	4.6
Kingdom of Thailand	3.7
Government of New Zealand	2.7
Commonwealth of Australia	2.1
Government of Japan	2.1
Republic of Serbia	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Global Bond Fund

Advisor Class (PAIEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Dynamic Global Bond Fund

I Class (RPEIX)

This annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - I Class	$53	0.52%

What drove fund performance during the past 12 months?

  Global government bond yields were higher over the year, as investor expectations for monetary easing came down overall in response to changing economic growth and inflation prospects, and central bank messaging. Yields rose sharply toward year-end as the Federal Reserve projected higher economic growth and inflation and fewer interest rate cuts for 2025.

  The strategy outperformed its cash benchmark. Our short U.S. position performed strongly as Treasury yields rose particularly in the fourth quarter. Long credit index exposure, via derivatives, both to U.S. high yield and U.S. investment grade, to a lesser extent, was effective as spreads narrowed. Corporate bonds were broadly supported by demand for yield and healthy economic data.

  Returns from currency were negative largely on the impact of our long holding in the Mexican peso, which weakened due to fiscal concerns following the national elections in June as well as disappointing growth data, and monetary easing more recently. Our long position in the Australian dollar detracted at the start of the year.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
9/30/15	494,855	501,660	500,017
12/31/15	505,191	497,024	500,175
3/31/16	512,113	526,344	500,541
6/30/16	518,069	541,556	500,903
9/30/16	523,436	545,978	501,384
12/31/16	528,883	507,392	501,811
3/31/17	521,172	516,329	502,328
6/30/17	519,522	529,764	503,342
9/30/17	523,043	539,107	504,674
12/31/17	519,361	544,913	506,106
3/31/18	522,690	552,331	507,901
6/30/18	517,910	536,964	510,198
9/30/18	517,613	532,004	512,705
12/31/18	524,461	538,375	515,593
3/31/19	519,815	550,229	518,685
6/30/19	526,609	568,357	521,999
9/30/19	514,225	572,420	524,934
12/31/19	523,103	575,198	527,351
3/31/20	539,281	573,318	530,381
6/30/20	553,704	592,355	530,499
9/30/20	558,858	608,120	530,708
12/31/20	573,273	628,094	530,869
3/31/21	588,966	600,076	531,002
6/30/21	583,536	607,952	531,001
9/30/21	582,740	602,582	531,078
12/31/21	574,280	598,530	531,130
3/31/22	592,328	561,655	531,338
6/30/22	607,749	515,250	531,894
9/30/22	613,407	479,470	534,392
12/31/22	596,794	501,278	538,939
3/31/23	597,097	516,350	544,763
6/30/23	570,771	508,450	551,168
9/30/23	569,438	490,216	558,450
12/31/23	567,554	529,926	566,131
3/31/24	570,844	518,887	573,484
6/30/24	578,542	513,157	581,111
9/30/24	583,494	548,990	589,093
12/31/24	599,402	520,975	596,034

202501-4140694, 202502-4108416

F535-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Dynamic Global Bond Fund (I Class)	5.61%	2.76%	1.96%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.44
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.48	1.90

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,000,545
  Number of Portfolio Holdings416
  Investment Advisory Fees Paid (000s)$2,987
  Portfolio Turnover Rate66.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	29.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	26.3
Corporate Bonds	22.2
U.S. Treasury Obligations	10.7
Securities Lending Collateral	3.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Asset-Backed Securities	1.6
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	3.0

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.1%
U.S. Treasury Bills	10.8
U.S. Treasury Inflation-Indexed Notes	7.2
Deutsche Bundesrepublik	4.8
Brazil Notas do Tesouro Nacional	4.6
Kingdom of Thailand	3.7
Government of New Zealand	2.7
Commonwealth of Australia	2.1
Government of Japan	2.1
Republic of Serbia	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Global Bond Fund

I Class (RPEIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Dynamic Global Bond Fund

Z Class (TRDZX)

This annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Global government bond yields were higher over the year, as investor expectations for monetary easing came down overall in response to changing economic growth and inflation prospects, and central bank messaging. Yields rose sharply toward year-end as the Federal Reserve projected higher economic growth and inflation and fewer interest rate cuts for 2025.

  The strategy outperformed its cash benchmark. Our short U.S. position performed strongly as Treasury yields rose particularly in the fourth quarter. Long credit index exposure, via derivatives, both to U.S. high yield and U.S. investment grade, to a lesser extent, was effective as spreads narrowed. Corporate bonds were broadly supported by demand for yield and healthy economic data.

  Returns from currency were negative largely on the impact of our long holding in the Mexican peso, which weakened due to fiscal concerns following the national elections in June as well as disappointing growth data, and monetary easing more recently. Our long position in the Australian dollar detracted at the start of the year.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	10,130	9,896	10,002
6/30/20	10,414	10,225	10,004
9/30/20	10,524	10,497	10,008
12/31/20	10,821	10,842	10,011
3/31/21	11,119	10,358	10,014
6/30/21	11,041	10,494	10,014
9/30/21	11,029	10,402	10,015
12/31/21	10,882	10,332	10,016
3/31/22	11,238	9,695	10,020
6/30/22	11,545	8,894	10,031
9/30/22	11,668	8,276	10,078
12/31/22	11,367	8,653	10,163
3/31/23	11,388	8,913	10,273
6/30/23	10,900	8,777	10,394
9/30/23	10,889	8,462	10,531
12/31/23	10,867	9,147	10,676
3/31/24	10,944	8,957	10,815
6/30/24	11,105	8,858	10,959
9/30/24	11,215	9,476	11,109
12/31/24	11,536	8,993	11,240

202501-4140694, 202502-4108416

F1247-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Dynamic Global Bond Fund (Z Class)	6.15%	3.02%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-2.19
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,000,545
  Number of Portfolio Holdings416
  Investment Advisory Fees Paid (000s)$2,987
  Portfolio Turnover Rate66.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	29.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	26.3
Corporate Bonds	22.2
U.S. Treasury Obligations	10.7
Securities Lending Collateral	3.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Asset-Backed Securities	1.6
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	3.0

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.1%
U.S. Treasury Bills	10.8
U.S. Treasury Inflation-Indexed Notes	7.2
Deutsche Bundesrepublik	4.8
Brazil Notas do Tesouro Nacional	4.6
Kingdom of Thailand	3.7
Government of New Zealand	2.7
Commonwealth of Australia	2.1
Government of Japan	2.1
Republic of Serbia	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Global Bond Fund

Z Class (TRDZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)   Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIEX Dynamic Global Bond
Fund
PAIEX Dynamic Global Bond
Fund–
.
Advisor Class
RPEIX Dynamic Global Bond
Fund–
.
I Class
TRDZX Dynamic Global Bond
Fund–
.
Z Class

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 7.78 $ 8.52 $ 9.54 $ 9.89 $ 9.22
Investment activities
Net investment income
(1)(2)
0.36 0.41 0.43 0.16 0.24
Net realized and unrealized
gain/loss 0.05 (0.83) (0.10) (0.15) 0.62
Total from investment
activities 0.41 (0.42) 0.33 0.01 0.86
Distributions
Net investment income (0.29) (0.02) (0.25) (0.23) (0.19)
Net realized gain — — (1.10) (0.13) —
Tax return of capital (0.10) (0.30) — — —
Total distributions (0.39) (0.32) (1.35) (0.36) (0.19)
NET ASSET VALUE
End of period $ 7.80 $ 7.78 $ 8.52 $ 9.54 $ 9.89
Ratios/Supplemental Data
Total return
(2)(3)
5.38% (4.97)% 3.60% 0.07% 9.42%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.74% 0.73% 0.71% 0.68% 0.65%
Net expenses after waivers/
payments by Price Associates 0.74% 0.73% 0.71% 0.68% 0.65%
Net investment income 4.65% 5.05% 4.46% 1.64% 2.60%
Portfolio turnover rate 66.4% 122.2% 134.3% 112.7% 146.1%
Net assets, end of period (in
millions) $114 $207 $546 $133 $407
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 7.76 $ 8.50 $ 9.51 $ 9.88 $ 9.20
Investment activities
Net investment income
(1)(2)
0.35 0.39 0.39 0.28 0.23
Net realized and unrealized
gain/loss 0.03 (0.82) (0.06) (0.31) 0.62
Total from investment
activities 0.38 (0.43) 0.33 (0.03)
(3)
0.85
Distributions
Net investment income (0.27) (0.03) (0.24) (0.21) (0.17)
Net realized gain — — (1.10) (0.13) —
Tax return of capital (0.10) (0.28) — — —
Total distributions (0.37) (0.31) (1.34) (0.34) (0.17)
NET ASSET VALUE
End of period $ 7.77 $ 7.76 $ 8.50 $ 9.51 $ 9.88

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
5.07% (5.15)% 3.53% (0.33)% 9.28%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.32% 1.02% 1.04% 1.21% 0.96%
Net expenses after
waivers/payments by Price
Associates 0.90% 0.91% 0.90% 0.90% 0.90%
Net investment income 4.58% 4.81% 4.08% 2.83% 2.41%
Portfolio turnover rate 66.4% 122.2% 134.3% 112.7% 146.1%
Net assets, end of period (in
thousands) $187 $423 $557 $147 $158
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 7.77 $ 8.52 $ 9.53 $ 9.89 $ 9.22
Investment activities
Net investment income
(1)(2)
0.38 0.42 0.41 0.26 0.23
Net realized and unrealized
gain/loss 0.04 (0.83) (0.05) (0.24) 0.65
Total from investment
activities 0.42 (0.41) 0.36 0.02 0.88
Distributions
Net investment income (0.30) (0.03) (0.27) (0.25) (0.21)
Net realized gain — — (1.10) (0.13) —
Tax return of capital (0.10) (0.31) — — —
Total distributions (0.40) (0.34) (1.37) (0.38) (0.21)
NET ASSET VALUE
End of period $ 7.79 $ 7.77 $ 8.52 $ 9.53 $ 9.89
Ratios/Supplemental Data
Total return
(2)(3)
5.61% (4.90)% 3.92% 0.18% 9.59%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.52% 0.53% 0.52% 0.50% 0.51%
Net expenses after
waivers/payments by Price
Associates 0.52% 0.53% 0.52% 0.50% 0.51%
Net investment income 4.89% 5.17% 4.24% 2.63% 2.43%
Portfolio turnover rate 66.4% 122.2% 134.3% 112.7% 146.1%
Net assets, end of period (in
millions) $574 $603 $731 $568 $535
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 7.77 $ 8.52 $ 9.53 $ 9.90 $ 9.34
Investment activities
Net investment income
(2)(3)
0.42 0.46 0.45 0.36 0.24
Net realized and unrealized
gain/loss 0.04 (0.83) (0.04) (0.30) 0.52
Total from investment
activities 0.46 (0.37) 0.41 0.06 0.76
Distributions
Net investment income (0.32) (0.03) (0.32) (0.30) (0.20)
Net realized gain — — (1.10) (0.13) —
Tax return of capital (0.12) (0.35) — — —
Total distributions (0.44) (0.38) (1.42) (0.43) (0.20)
NET ASSET VALUE
End of period $ 7.79 $ 7.77 $ 8.52 $ 9.53 $ 9.90

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
6.15% (4.40)% 4.45% 0.57% 8.21%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.50% 0.51% 0.51% 0.50% 0.51%
(5)
Net expenses after
waivers/payments by Price
Associates 0.00% 0.01% 0.00% 0.00% 0.00%
(5)
Net investment income 5.40% 5.67% 4.68% 3.67% 3.06%
(5)
Portfolio turnover rate 66.4% 122.2% 134.3% 112.7% 146.1%
Net assets, end of period (in
millions) $3,313 $3,151 $3,206 $3,833 $3,170
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
December 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.1%
Government Bonds 2.1%
Commonwealth of Australia, Series 171, 4.25%, 12/21/35  137,390,000 83,721
Total Australia (Cost $89,213) 83,721
AUSTRIA 0.3%
Government Bonds 0.3%
Republic of Austria, 0.85%, 6/30/2120 (1) 22,889,000 10,029
Total Austria (Cost $9,739) 10,029
BRAZIL 5.3%
Corporate Bonds 0.6%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 17,530,000 12,028
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1)(2) 13,800,000 12,770
24,798
Government Bonds 4.7%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  566,806,000 77,139
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  837,950,000 108,108
Republic of Brazil, 4.25%, 1/7/25 (USD)  1,765,000 1,764
187,011
Total Brazil (Cost $249,135) 211,809
CANADA 0.9%
Corporate Bonds 0.9%
Rogers Communications, 2.95%, 3/15/25 (USD)  8,656,000 8,614
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25
(USD) (1)(3) 13,200,000 13,198
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (4) 15,285,000 15,854
Total Canada (Cost $37,081) 37,666
CHILE 1.5%
Government Bonds 1.5%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (1) 60,085,000,000 60,709
Total Chile (Cost $73,257) 60,709

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 0.4%
Corporate Bonds 0.4%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (5)(6) 11,400,000 1,468
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (5)(6) 10,055,000 1,295
Country Garden Holdings, 3.125%, 10/22/25 (USD) (5)(6) 10,570,000 1,048
Country Garden Holdings, 3.30%, 1/12/31 (USD) (5)(6) 8,854,000 941
Country Garden Holdings, 5.40%, 5/27/25 (USD) (5)(6) 2,135,000 227
Kaisa Group Holdings, 8.50%, 6/30/22 (USD) (5)(6) 15,890,000 993
Kaisa Group Holdings, 11.50%, 1/30/23 (USD) (5)(6) 8,854,000 553
Kaisa Group Holdings, 11.70%, 11/11/25 (USD) (5)(6) 2,800,000 175
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (5)(6) 13,051,000 816
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  11,115,000 7,692
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (5)(6) 17,195,000 1,138
Shimao Group Holdings, 5.20%, 1/16/27 (USD) (5)(6) 2,220,000 172
Times China Holdings, 6.20%, 3/22/26 (USD) (5)(6) 3,220,000 114
Times China Holdings, 6.75%, 7/8/25 (USD) (5)(6) 12,750,000 526
Total China (Cost $78,079) 17,158
COLOMBIA 0.9%
Government Bonds 0.7%
Republic of Colombia, Series B, 13.25%, 2/9/33  123,360,800,000 30,290
30,290
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date:
6/7/23, Cost $3,416 (USD) (6)(7) † 4,455
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $2,735 (USD) (6)(7) † 2,773
7,228
Total Colombia (Cost $34,417) 37,518
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 6.466%, 1/9/26 (USD) (1)(2)(4) 8,323,000 8,321
Total Denmark (Cost $8,311) 8,321

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 5,435,000 5,276
Total Dominican Republic (Cost $4,908) 5,276
FRANCE 1.0%
Corporate Bonds 1.0%
BNP Paribas, 3.375%, 1/23/26 (GBP)  5,649,000 6,947
Credit Agricole, VR, 6.251%, 1/10/35 (USD) (1)(4) 14,255,000 14,280
Societe Generale, VR, 5.634%, 1/19/30 (USD) (1)(2)(4) 10,160,000 10,139
Societe Generale, VR, 6.066%, 1/19/35 (USD) (1)(4) 7,355,000 7,242
Total France (Cost $38,552) 38,608
GERMANY 6.9%
Corporate Bonds 2.1%
BMW Finance, FRN, 3M EURIBOR + 0.20%, 3.423%,
7/11/25  6,200,000 6,422
BMW International Investment, 5.50%, 6/6/26 (GBP)  6,600,000 8,343
Commerzbank, 1.75%, 1/22/25 (GBP)  800,000 999
Deutsche Bank, 4.50%, 4/1/25 (USD)  5,500,000 5,486
KfW, 1.125%, 7/4/25 (GBP)  10,094,000 12,409
KfW, 2.00%, 5/2/25 (USD)  38,874,000 38,553
Volkswagen Bank, 4.25%, 1/7/26  4,300,000 4,504
ZF North America Capital, 4.75%, 4/29/25 (USD) (1) 7,682,000 7,634
84,350
Government Bonds 4.8%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  186,812,777 191,370
191,370
Total Germany (Cost $284,285) 275,720
INDIA 1.8%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 14,018
14,018

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.4%
Republic of India, 7.18%, 8/14/33  4,800,000,000 57,364
57,364
Total India (Cost $75,886) 71,382
INDONESIA 0.5%
Government Bonds 0.5%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  315,618,000,000 19,588
Total Indonesia (Cost $20,700) 19,588
IRELAND 0.9%
Corporate Bonds 0.9%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  13,050,000 12,079
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  7,225,000 7,537
Avolon Holdings Funding, 2.875%, 2/15/25 (USD) (1) 8,048,000 8,022
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (1) 9,735,000 10,041
Total Ireland (Cost $37,892) 37,679
ITALY 0.1%
Government Bonds 0.1%
Republic of Italy, Series 5Y, 1.25%, 2/17/26 (USD)  3,187,000 3,061
Total Italy (Cost $3,039) 3,061
JAPAN 2.3%
Corporate Bonds 0.2%
Toyota Motor Finance Netherlands, 4.625%, 6/8/26 (GBP)  6,735,000 8,398
8,398
Government Bonds 2.1%
Government of Japan, Series 83, 2.20%, 6/20/54  13,144,300,000 82,839
82,839
Total Japan (Cost $92,877) 91,237

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 0.0%
Corporate Bonds 0.0%
Altice Financing, 9.625%, 7/15/27 (USD) (1) 1,773,000 1,631
Total Luxembourg (Cost $1,759) 1,631
MALAYSIA 1.8%
Government Bonds 1.8%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  222,047,000 51,902
Government of Malaysia, Series 0216, 4.736%, 3/15/46  12,360,000 3,003
Government of Malaysia, Series 0518, 4.921%, 7/6/48  67,600,000 16,882
Total Malaysia (Cost $66,854) 71,787
MEXICO 0.4%
Corporate Bonds 0.4%
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  16,665,000 15,504
Total Mexico (Cost $14,619) 15,504
NETHERLANDS 0.0%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR, Acquisition date:
4/1/19, Cost $235 (6)(7) 597,196 217
217
Convertible Bonds 0.0%
Fortenova Group TopCo, Acquisition date: 4/1/19 - 4/1/22,
Cost $1,529, 2.50%, 4/1/24, (2.50% PIK) (6)(7)(8) 2,557,406 927
927
Total Netherlands (Cost $1,764) 1,144
NEW ZEALAND 2.7%
Government Bonds 2.7%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  239,969,000 88,798
Government of New Zealand, Series 0554, 5.00%, 5/15/54  32,832,000 18,035
Total New Zealand (Cost $140,764) 106,833

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 0.7%
Government Bonds 0.7%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 29,020
Total Philippines (Cost $36,915) 29,020
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 2.25%, 7/12/31 (USD)  8,240,000 6,948
Total Qatar (Cost $8,281) 6,948
SERBIA 2.0%
Government Bonds 2.0%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 52,787
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  3,322,930,000 28,724
Total Serbia (Cost $90,095) 81,511
SUPRANATIONAL 3.2%
Corporate Bonds 3.2%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  2,512,900,000 28,623
European Investment Bank, 1.625%, 3/14/25 (USD)  30,900,000 30,726
International Bank for Reconstruction & Development,
0.625%, 4/22/25 (USD)  58,636,000 57,964
International Bank for Reconstruction & Development,
6.85%, 4/24/28 (INR)  837,500,000 9,702
Total Supranational (Cost $128,162) 127,015
SWITZERLAND 0.4%
Corporate Bonds 0.4%
UBS, 1.125%, 12/15/25 (GBP)  4,339,000 5,239
UBS Group, 2.75%, 8/8/25 (GBP)  7,000,000 8,641
Total Switzerland (Cost $13,561) 13,880
THAILAND 3.7%
Government Bonds 3.7%
Kingdom of Thailand, 3.60%, 6/17/67  562,465,000 18,824

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Thailand, 4.00%, 6/17/72  335,600,000 12,326
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  4,079,215,504 116,506
Total Thailand (Cost $147,327) 147,656
TÜRKIYE 0.3%
Corporate Bonds 0.1%
Coca-Cola Icecek, 50.50%, 4/28/25  194,000,000 5,350
5,350
Government Bonds 0.2%
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  6,360,000 6,471
6,471
Total Türkiye (Cost $12,136) 11,821
UNITED KINGDOM 1.4%
Corporate Bonds 1.4%
Barclays, 3.00%, 5/8/26  600,000 731
Barclays, VR, 1.375%, 1/24/26 (EUR) (4) 6,282,000 6,487
Barclays, VR, 5.304%, 8/9/26 (USD) (4) 8,490,000 8,506
Barclays, VR, 6.125% (USD) (4)(9) 8,109,000 8,099
Lloyds Bank, 7.625%, 4/22/25  4,245,000 5,344
Lloyds Banking Group, VR, 5.679%, 1/5/35 (USD) (4) 7,735,000 7,707
Merlin Entertainments, 5.75%, 6/15/26 (USD)  1,215,000 1,201
Motion Bondco, 6.625%, 11/15/27 (USD) (1) 2,200,000 2,065
NatWest Group, VR, 1.75%, 3/2/26 (EUR) (4) 4,460,000 4,610
NatWest Markets, 6.625%, 6/22/26  2,050,000 2,623
Standard Chartered, VR, 6.097%, 1/11/35 (USD) (1)(2)(4) 8,050,000 8,184
Total United Kingdom (Cost $54,496) 55,557
UNITED STATES 42.6%
Asset-Backed Securities 1.6%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 6,500,000 6,647
CBAM, Series 2018-5A, Class D, CLO, FRN, 3M TSFR +
2.762%, 7.409%, 4/17/31 (1) 2,560,000 2,563
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1) 1,411,359 1,413
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,626,097 4,515

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Exeter Automobile Receivables Trust, Series 2021-1A, Class
E, 2.21%, 2/15/28 (1) 17,480,000 17,130
Goto Foods Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 18,768,000 19,151
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,392,000 4,129
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%,
2/15/50 (1) 842,633 832
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%,
2/15/52 (1) 107,460 103
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 473,295 475
Santander Bank Auto Credit-Linked Notes, Series 2022-A,
Class B, 5.281%, 5/15/32 (1) 1,509,479 1,510
Santander Bank Auto Credit-Linked Notes, Series 2022-B,
Class C, 5.916%, 8/16/32 (1) 32,990 33
Santander Bank Auto Credit-Linked Notes, Series 2022-B,
Class D, 6.793%, 8/16/32 (1) 77,740 78
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $4,220, 7.131%, 11/30/44 (7) 4,220,000 4,220
62,799
Bank Loans 0.9% (10)
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.471%, 8/21/28  4,537,645 4,558
Diamond Sports Group, 5.00%, 12/2/24, (5.00% PIK) (8) 2,358,462 2,584
IRB Holding, FRN, 1M TSFR + 2.50%, 6.857%, 12/15/27  4,562,880 4,564
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.389%,
4/11/29  24,133,485 21,604
RealPage, FRN, 1M TSFR + 3.00%, 7.59%, 4/24/28  2,626,763 2,619
35,929
Convertible Bonds 0.2%
Rivian Automotive, 4.625%, 3/15/29  5,831,000 6,183
6,183
Corporate Bonds 9.8%
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 5,235,000 5,268
Ally Financial, VR, 6.848%, 1/3/30 (4) 10,418,000 10,826
American Electric Power, 5.699%, 8/15/25  8,363,000 8,402
American Express, VR, 5.098%, 2/16/28 (4) 12,505,000 12,563
Ares Capital, 3.25%, 7/15/25 (2) 2,750,000 2,720
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,690,000 2,811
Capital One Financial, VR, 2.636%, 3/3/26 (4) 8,861,000 8,813

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Capital One Financial, VR, 6.312%, 6/8/29 (4) 10,620,000 10,917
Capital One Financial, VR, 6.377%, 6/8/34 (4) 10,620,000 10,969
Carrier Global, 2.242%, 2/15/25  8,049,000 8,014
CEC Entertainment, 6.75%, 5/1/26 (1) 11,860,000 11,771
Celanese U.S. Holdings, 6.05%, 3/15/25  8,281,000 8,290
Charles Schwab, VR, 5.643%, 5/19/29 (4) 11,000,000 11,217
Charter Communications Operating, 4.908%, 7/23/25  1,957,000 1,955
CHS, 10.875%, 1/15/32 (1) 5,765,000 5,931
Cloud Software Group, 8.25%, 6/30/32 (1) 16,518,000 17,034
Constellation Energy Generation, 3.25%, 6/1/25  8,695,000 8,633
Diamond Sports Group, 5.375%, 8/15/26 (1)(5)(6) 34,830,000 44
DISH DBS, 5.25%, 12/1/26 (1) 19,161,000 17,389
Fifth Third Bancorp, 2.375%, 1/28/25  12,165,000 12,124
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 3,199
Fifth Third Bank, 3.95%, 7/28/25  1,113,000 1,108
Ford Motor Credit, 2.30%, 2/10/25  8,583,000 8,543
Ford Motor Credit, 5.125%, 6/16/25  10,901,000 10,890
Ford Motor Credit, 5.80%, 3/5/27  11,270,000 11,372
General Motors Financial, 6.05%, 10/10/25  8,049,000 8,121
HCA, 5.375%, 2/1/25  8,405,000 8,409
Hyundai Capital America, 5.50%, 3/30/26 (1) 7,285,000 7,324
Level 3 Financing, 10.75%, 12/15/30 (1) 9,153,122 10,229
Level 3 Financing, 11.00%, 11/15/29 (1) 3,170,297 3,559
Navient, 6.75%, 6/25/25  1,706,000 1,708
Ovintiv, 5.65%, 5/15/25  8,322,000 8,334
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (1) 14,775,000 14,775
Santander Holdings USA, VR, 6.124%, 5/31/27 (4) 22,850,000 23,148
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,420,000 7,412
Sirius XM Radio, 5.00%, 8/1/27 (1) 6,772,000 6,569
Southern, VR, 1.875%, 9/15/81 (EUR) (4) 7,590,000 7,361
Sprint, 7.625%, 3/1/26  8,076,000 8,258
Stagwell Global, 5.625%, 8/15/29 (1) 17,057,000 16,204
Townsquare Media, 6.875%, 2/1/26 (1)(2) 9,850,000 9,801
United Airlines Holdings, 4.875%, 1/15/25  4,526,000 4,515
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 9,520,000 9,591
Venture Global LNG, VR, 9.00% (1)(4)(9) 9,840,000 10,270
Vistra, VR, 7.00% (1)(4)(9) 7,285,000 7,312
Western Midstream Operating, 3.10%, 2/1/25  8,652,000 8,635
392,338
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 4,235,747 2,594

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A, GO,
Zero Coupon, 7/1/33  1,322,744 895
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 1,012
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 901
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 765
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 1,019
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 1,041
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  571,578 575
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,176
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,189
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,185
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,075,000 9,271
21,623
Non-U.S. Government Mortgage-Backed Securities 1.4%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 7,403
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $7,913, 8.10%,
9/25/29 (3)(7) 7,913,348 7,913
Benchmark Mortgage Trust, Series 2020-B16, Class AM,
ARM, 2.944%, 2/15/53  5,730,000 4,953
BRAVO Residential Funding Trust, Series 2022-NQM2,
Class A1, CMO, ARM, 4.272%, 11/25/61 (1) 3,150,732 3,042
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 1,234
Connecticut Avenue Securities Trust, Series 2022-R06,
Class 1M1, CMO, ARM, SOFR30A + 2.75%, 7.319%,
5/25/42 (1) 3,898,303 4,002
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.869%,
2/25/42 (1) 4,782,617 4,792
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 472,783 465
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM,
2.577%, 2/25/57 (1) 10,913,393 9,867

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (1) 14,181,581 12,851
56,522
U.S. Government & Agency Mortgage-Backed
Securities 1.9%
Federal Home Loan Mortgage, CMO, IO
2.00%, 1/25/51 - 6/15/52  180,716,120 23,548
Federal National Mortgage Assn., CMO, IO
2.00%, 5/25/51 - 3/25/52  162,043,738 21,667
2.50%, 8/25/49 - 3/25/51  45,543,277 6,796
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 12/20/50  39,274,769 4,799
2.50%, 8/20/49 - 11/20/51  128,042,585 18,364
75,174
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 26.3%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  225,107,136 223,700
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  66,562,951 64,940
U.S. Treasury Notes, 1.375%, 1/31/25 (2) 194,910,000 194,423
U.S. Treasury Notes, 3.875%, 3/31/25  238,990,000 238,729
U.S. Treasury Notes, 4.25%, 5/31/25 (12) 217,000,000 216,932
U.S. Treasury Notes, 4.625%, 2/28/25  88,000,000 88,028
U.S. Treasury Notes, 4.875%, 4/30/26  25,860,000 26,062
1,052,814
Total United States (Cost $1,708,097) 1,703,382
SHORT-TERM INVESTMENTS 11.9%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.53% (13)(14) 47,392,995 47,393
47,393
U.S. Treasury Obligations 10.7%
U.S. Treasury Bills, 4.234%, 5/15/25 (12) 238,513,000 234,856
U.S. Treasury Bills, 4.319%, 4/17/25 (12) 197,930,000 195,520
430,376
Total Short-Term Investments (Cost $477,690) 477,769

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 4.53% (13)(14) 140,007,231 140,007
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 140,007
Total Securities Lending Collateral (Cost $140,007) 140,007
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.9%
OTC Options Purchased 0.9%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
2 Year Interest
Rate Swap,
12/23/27
Receive Fixed
3.00% Annually,
Pay Variable
4.49% (SOFR)
Annually,
12/19/25 @
3.00%* (6) 1 991,470 2,370
Bank of America
USD / EUR,
Call, 2/20/25 @
USD1.02 (6) 1 198,294 1,168
Barclays Bank
10 Year Interest
Rate Swap,
3/28/35 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.49% (SOFR)
Annually,
3/26/25 @
4.00%* (6) 1 589,221 10,843

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
5 Year Interest
Rate Swap,
12/10/30
Receive Fixed
2.25% Annually,
Pay Variable
4.49% (SOFR)
Annually,
12/8/25 @
2.25%* (6) 1 397,120 522
Citibank
Credit
Default Swap
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.IG-S43,
5 Year Index,
12/20/29),
Pay 1.00%
Quarterly,
Receive upon
credit default,
2/19/25 @
0.50%* (6) 1 399,000 652
Citibank
USD / SAR,
Call, 10/13/25
@ SAR3.77 (6) 1 110,500 388
Goldman Sachs
10 Year Interest
Rate Swap,
3/28/35 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.49% (SOFR)
Annually,
3/26/25 @
4.00%* (6) 1 390,520 7,186

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30
Receive Fixed
2.00% Annually,
Pay Variable
4.49% (SOFR)
Annually,
12/8/25 @
2.00%* (6) 1 397,120 357
Goldman Sachs
Mosaic, Call,
1/17/25 @
$29.75 (6) 6,834 16,798 7
Goldman Sachs
Nutrien, Call,
1/17/25 @
$52.50 (6) 8,601 38,489 86
Morgan Stanley
2 Year Interest
Rate Swap,
12/15/27
Receive Fixed
2.75% Annually,
Pay Variable
4.49% (SOFR)
Annually,
12/11/25 @
2.75%* (6) 1 991,000 1,671
Morgan Stanley
30 Year Interest
Rate Swap,
3/17/55 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.49% (SOFR)
Annually,
3/13/25 @
4.00%* (6) 1 390,020 8,662
Morgan Stanley
5 Year Interest
Rate Swap,
5/6/31 Receive
Fixed 3.00%
Annually,
Pay Variable
4.49% (SOFR)
Annually, 5/4/26
@ 3.00%* (6) 1 394,655 2,395

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Range
Resources,
Call, 1/17/25 @
$35.00 (6) 4,641 16,698 754
UBS Investment Bank
Cleveland-
Cliffs, Call,
1/17/25 @
$17.00 (6) 34,881 32,788 105
Total Options Purchased (Cost $31,216) 37,166
Total Investments in Securities
100.9% of Net Assets
(Cost $4,211,114) $ 4,038,113
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $449,695 and represents 11.2% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Non-income producing
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $20,505 and represents 0.5% of net assets.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Perpetual security with no stated maturity date.
(10) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M SEK
STIBOR Three month SEK STIBOR (Stockholm interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
GBP British Pound
GO General Obligation
IDR Indonesian Rupiah
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
SAR Saudi Riyal
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / EUR, Put, 2/20/25
@ USD1.07 1 198,294 (456)
Citibank
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year
Index, 12/20/29), Pay
1.00% Quarterly, Receive
upon credit default,
2/19/25 @ 0.55%* 1 399,000 (369)
Total Options Written (Premiums $(1,069)) $ (825)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Bought 0.1%
United States 0.1%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 33,397 4,892 8,431 (3,539)
Total United States 8,431 (3,539)
Total Bilateral Credit Default Swaps, Protection
Bought 8,431 (3,539)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 12,000 589 716 (127)
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 16,950 831 715 116
Total Luxembourg 1,431 (11)
Total Bilateral Credit Default Swaps, Protection
Sold 1,431 (11)
Total Bilateral Swaps 9,862 (3,550)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought (0.9)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 7,215 (684) (1,598) 914
Total Australia 914

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Canada (0.2)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 43,520 (5,200) (1,807) (3,393)
Total Canada (3,393)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 69,750 248 5,767 (5,519)
Total South Africa (5,519)
United States (0.7)%
Protection Bought (Relevant Credit:
GAP), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 21,620 (119) 3,682 (3,801)
Protection Bought (Relevant Credit:
Iron Mountain), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/27 17,452 (2,211) (2,191) (20)
Protection Bought (Relevant Credit:
Markit CDX.NA.IG-S43, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 12/20/29 1,196,945 (27,115) (26,427) (688)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 14,200 (342) (314) (28)
Protection Bought (Relevant Credit:
Xerox), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 18,860 1,282 2,770 (1,488)
Total United States (6,025)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (14,023)
Credit Default Swaps, Protection Sold 1.2%
United States 1.2%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/29 630,164 49,547 49,455 92
Total United States 92
Total Centrally Cleared Credit Default Swaps,
Protection Sold 92

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.1)%
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive
Fixed 3.090% Annually, Pay Variable
3.930% (6M CZK PRIBOR) Semi-
Annually, 10/3/29 127,183 (142) — (142)
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 1,165,100 582 — 582
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 345 — 345
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 354 — 354
5 Year Interest Rate Swap, Receive
Fixed 4.612% Annually, Pay Variable
3.900% (6M CZK PRIBOR) Semi-
Annually, 10/24/28 124,000 184 — 184
Total Czech Republic 1,323
Foreign/Europe (0.2)%
30 Year Interest Rate Swap, Pay Fixed
2.590% Annually, Receive Variable
2.655% (6M EURIBOR) Semi-Annually,
6/12/54 27,130 (2,878) — (2,878)
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable
3.155% (6M EURIBOR) Semi-Annually,
9/29/53 14,902 (2,822) — (2,822)
30 Year Interest Rate Swap, Pay Fixed
3.162% Annually, Receive Variable
2.972% (6M EURIBOR) Semi-Annually,
10/23/53 18,820 (3,996) — (3,996)
Total Foreign/Europe (9,696)
India (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 6.051% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 5/26/28 2,500,000 (147) — (147)
Total India (147)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Swedish Krona 0.1%
5 Year Interest Rate Swap, Pay Fixed
2.159% Annually, Receive Variable
2.558% (3M SEK STIBOR) Quarterly,
12/10/29 (SEK) 485,757 715 — 715
10 Year Interest Rate Swap, Pay Fixed
2.293% Annually, Receive Variable
2.566% (3M SEK STIBOR) Quarterly,
12/11/34 (SEK) 498,614 1,647 — 1,647
Total Swedish Krona 2,362
Total Centrally Cleared Interest Rate Swaps (6,158)
Zero-Coupon Inflation Swaps (0.2)%
Foreign/Europe (0.2)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 74,483 (1,285) — (1,285)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,849 (1,356) — (1,356)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,848 (1,726) 1 (1,727)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.205% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 52,830 (1,243) — (1,243)
Total Foreign/Europe (5,611)
United States (0.0)%
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.540% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/17/25 79,379 17 — 17
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.570% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/17/25 79,930 (6) — (6)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.584% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/19/25 39,933 (16) — (16)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.585% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/19/25 37,937 (16) — (16)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.590% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/18/25 79,930 (18) — (18)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.595% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/25 39,933 (15) — (15)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.599% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/11/25 80,067 (32) — (32)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.605% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/19/25 39,965 (15) — (15)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.635% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/20/25 39,965 (26) — (26)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 130 — 130
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,273 122 — 122
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 114 — 114
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 42,415 58 — 58
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 28 — 28

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.486% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 104 — 104
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 97 — 97
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 99,387 (649) — (649)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 95,013 (642) — (642)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 43,164 (26) — (26)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 45,322 (45) — (45)
Total United States (836)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (6,447)
Total Centrally Cleared Swaps (26,536)
Net payments (receipts) of variation margin to date 27,406
Variation margin receivable (payable) on centrally cleared swaps $ 870
*
Credit ratings as of December 31, 2024. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/24/25 NZD 399 USD 239 $ (16)
Bank of America 1/24/25 USD 4,867 AUD 7,488 232
Bank of America 1/24/25 USD 1,922 NOK 21,705 15
Bank of America 3/7/25 USD 27,481 MYR 122,180 186
Barclays Bank 1/24/25 CHF 119 USD 139 (7)
Barclays Bank 1/24/25 JPY 390,526 USD 2,624 (135)
Barclays Bank 1/24/25 NZD 2,465 USD 1,470 (91)
Barclays Bank 1/24/25 USD 463 AUD 740 5
Barclays Bank 1/24/25 USD 680 CHF 583 36
Barclays Bank 1/24/25 USD 46,771 JPY 6,926,956 2,621
Barclays Bank 2/21/25 GBP 6,131 USD 7,728 (56)
Barclays Bank 2/21/25 USD 1,951 EUR 1,846 35
Barclays Bank 2/21/25 USD 1,391 GBP 1,099 15
Barclays Bank 2/28/25 USD 935 SEK 10,201 10
Barclays Bank 3/14/25 USD 1,710 CNH 12,075 62
BNP Paribas 1/17/25 INR 843,303 USD 9,960 (128)
BNP Paribas 1/24/25 GBP 53,964 USD 68,841 (1,297)
BNP Paribas 2/21/25 EUR 2,470 USD 2,599 (35)
BNY Mellon 1/24/25 NOK 25,382 USD 2,310 (80)
Citibank 1/17/25 INR 1,240,470 USD 14,706 (243)
Citibank 1/17/25 USD 9,549 IDR 147,890,369 406
Citibank 1/21/25 USD 49,058 RSD 5,231,827 2,724
Citibank 1/24/25 AUD 825 USD 544 (33)
Citibank 1/24/25 MXN 64,856 USD 3,185 (88)
Citibank 1/24/25 USD 279 AUD 433 10
Citibank 1/24/25 USD 830 CAD 1,173 14
Citibank 1/24/25 USD 1,169 JPY 174,468 57
Citibank 1/24/25 USD 2,781 NZD 4,728 136
Citibank 2/7/25 CLP 1,905,264 USD 1,919 (4)
Citibank 2/7/25 UAH 166,267 USD 3,924 (35)
Citibank 2/21/25 EUR 3,748 USD 3,981 (90)
Citibank 2/21/25 USD 806 GBP 635 12
Citibank 2/21/25 USD 23,681 RSD 2,569,383 925
Citibank 2/28/25 USD 515 SEK 5,595 7
Citibank 3/6/25 BRL 36,414 USD 5,863 (39)
Citibank 3/7/25 USD 42,607 COP 189,130,027 63
Citibank 3/7/25 USD 3,983 THB 135,111 2
Citibank 3/12/25 EGP 471,925 USD 8,382 636
Citibank 3/12/25 USD 1,963 EGP 103,462 (14)
Citibank 3/18/25 EGP 233,143 USD 4,148 297

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 3/26/25 EGP 441,084 USD 8,199 $ 186
Citibank 4/11/25 KZT 3,071,970 USD 6,025 (325)
Deutsche Bank 1/17/25 ZAR 688,569 USD 39,171 (2,742)
Deutsche Bank 1/24/25 AUD 2,657 USD 1,749 (104)
Deutsche Bank 1/24/25 JPY 67,281 USD 455 (26)
Deutsche Bank 1/24/25 NOK 35,610 USD 3,254 (126)
Deutsche Bank 1/24/25 USD 1,278 CAD 1,815 16
Deutsche Bank 1/24/25 USD 1,198 JPY 185,373 16
Deutsche Bank 1/24/25 USD 1,001 JPY 157,668 (4)
Deutsche Bank 1/24/25 USD 1,869 NZD 3,191 83
Deutsche Bank 2/7/25 USD 26,077 CLP 24,711,570 1,239
Deutsche Bank 2/21/25 EUR 8,725 USD 9,241 (183)
Deutsche Bank 2/21/25 USD 9,174 AUD 14,282 334
Deutsche Bank 2/21/25 USD 9,965 EUR 9,417 189
Deutsche Bank 2/28/25 USD 1,103 SEK 12,084 8
Deutsche Bank 3/6/25 USD 15,406 BRL 94,945 220
Goldman Sachs 1/17/25 USD 8,159 IDR 124,219,788 479
Goldman Sachs 1/17/25 USD 54,891 INR 4,625,205 964
Goldman Sachs 1/24/25 EUR 16,494 USD 17,502 (400)
Goldman Sachs 1/24/25 JPY 4,069,660 USD 26,627 (689)
Goldman Sachs 1/24/25 NZD 4,120 USD 2,410 (105)
Goldman Sachs 1/24/25 USD 959 AUD 1,505 28
Goldman Sachs 1/24/25 USD 1,071 CAD 1,493 32
Goldman Sachs 1/24/25 USD 10,599 EUR 9,695 547
Goldman Sachs 2/21/25 EUR 3,056 USD 3,225 (53)
Goldman Sachs 2/21/25 USD 79,657 AUD 122,124 4,064
Goldman Sachs 2/21/25 USD 917 GBP 730 3
Goldman Sachs 2/28/25 USD 804 SEK 8,824 4
Goldman Sachs 3/6/25 BRL 24,184 USD 4,001 (133)
Goldman Sachs 3/6/25 USD 194,383 BRL 1,167,878 7,593
Goldman Sachs 3/7/25 USD 70,198 THB 2,427,827 (1,322)
HSBC Bank 1/17/25 INR 232,284 USD 2,740 (31)
HSBC Bank 1/17/25 USD 4,002 IDR 61,363,779 208
HSBC Bank 1/24/25 CAD 1,161 USD 836 (27)
HSBC Bank 1/24/25 MXN 2,309,362 USD 116,774 (6,496)
HSBC Bank 1/24/25 NZD 542 USD 317 (14)
HSBC Bank 1/24/25 USD 716 AUD 1,102 34
HSBC Bank 1/24/25 USD 1,238 CAD 1,778 —
HSBC Bank 1/24/25 USD 8,425 CHF 7,390 261
HSBC Bank 1/24/25 USD 232,590 EUR 213,559 11,164

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 1/24/25 USD 71,631 GBP 55,124 $ 2,636
HSBC Bank 2/21/25 AUD 2,920 USD 1,816 (8)
HSBC Bank 2/21/25 USD 3,891 EUR 3,710 39
HSBC Bank 3/6/25 USD 2,935 BRL 18,168 29
HSBC Bank 3/7/25 USD 45,074 MYR 200,279 331
HSBC Bank 3/14/25 USD 871 CNH 6,143 33
JPMorgan Chase 1/17/25 USD 1,957 INR 165,025 33
JPMorgan Chase 1/24/25 AUD 443 USD 292 (18)
JPMorgan Chase 1/24/25 USD 657 AUD 1,050 7
JPMorgan Chase 1/24/25 USD 974 JPY 148,599 27
JPMorgan Chase 1/24/25 USD 198 NOK 2,204 4
JPMorgan Chase 2/14/25 PLN 80,772 USD 19,968 (443)
JPMorgan Chase 2/28/25 USD 575 SEK 6,323 1
JPMorgan Chase 3/14/25 CNH 36,602 USD 5,269 (272)
Morgan Stanley 1/24/25 EUR 2,582 USD 2,716 (39)
Morgan Stanley 1/24/25 NZD 3,838 USD 2,330 (183)
Morgan Stanley 1/24/25 USD 1,365 CAD 1,965 (4)
Morgan Stanley 1/24/25 USD 1,153 CHF 1,009 38
Morgan Stanley 1/24/25 USD 122,091 NZD 201,088 9,566
Morgan Stanley 2/21/25 USD 527 GBP 420 2
RBC Dominion
Securities 1/24/25 GBP 4,573 USD 5,864 (140)
RBC Dominion
Securities 1/24/25 USD 3,136 AUD 5,040 17
RBC Dominion
Securities 1/24/25 USD 1,017 CAD 1,424 25
Standard Chartered 1/21/25 USD 14,739 RSD 1,583,321 717
Standard Chartered 2/28/25 USD 2,051 SEK 22,463 15
Standard Chartered 3/7/25 USD 27,199 PHP 1,604,574 (262)
State Street 1/24/25 CAD 255 USD 185 (8)
State Street 1/24/25 GBP 11,411 USD 14,634 (351)
State Street 1/24/25 NOK 3,779 USD 342 (10)
State Street 1/24/25 USD 2,136 CZK 49,246 111
Toronto-Dominion Bank 1/24/25 CAD 7,402 USD 5,371 (217)
Toronto-Dominion Bank 1/24/25 NZD 2,798 USD 1,672 (106)
Toronto-Dominion Bank 1/24/25 USD 3,583 CAD 4,937 145
UBS Investment Bank 1/17/25 KRW 53,484,934 USD 37,350 (1,067)
UBS Investment Bank 1/17/25 USD 25,783 INR 2,171,570 464
UBS Investment Bank 1/17/25 USD 40,784 KRW 53,484,934 4,501
UBS Investment Bank 1/17/25 USD 38,910 ZAR 688,569 2,480

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 1/24/25 CHF 1,966 USD 2,298 $ (126)
UBS Investment Bank 1/24/25 JPY 242,082 USD 1,633 (90)
UBS Investment Bank 1/24/25 NZD 4,006 USD 2,308 (67)
UBS Investment Bank 1/24/25 USD 1,079 AUD 1,652 56
UBS Investment Bank 1/24/25 USD 184 CAD 255 7
UBS Investment Bank 1/24/25 USD 6,248 CHF 5,378 306
UBS Investment Bank 1/24/25 USD 44,308 JPY 6,583,671 2,347
UBS Investment Bank 1/24/25 USD 37,605 MXN 748,949 1,841
UBS Investment Bank 1/24/25 USD 2,517 NOK 28,064 52
UBS Investment Bank 1/24/25 USD 356 NZD 587 28
UBS Investment Bank 2/21/25 USD 26,749 EUR 25,309 475
UBS Investment Bank 3/7/25 USD 69,662 THB 2,418,136 (1,573)
UBS Investment Bank 3/14/25 USD 2,609 CNH 18,384 99
Wells Fargo 1/24/25 NZD 5,288 USD 3,189 (230)
Wells Fargo 3/6/25 USD 2,981 BRL 18,465 27
Net unrealized gain (loss) on open forward
currency exchange contracts $ 42,252

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 330 Commonwealth of Australia ten year
bond contracts 3/25 23,055 $ (149)
Short, 1,639 Euro BTP contracts 3/25 (203,697) 4,445
Short, 1,293 Euro BUND contracts 3/25 (178,723) 3,802
Short, 1,337 Euro OAT contracts 3/25 (170,900) 3,730
Short, 892 Government of Canada ten year bond
contracts 3/25 (76,085) 549
Long, 974 Republic of South Korea ten year bond
contracts 3/25 77,356 (1,598)
Long, 148 U.K. Gilt ten year contracts 3/25 17,122 (432)
Short, 9,150 U.S. Treasury Notes five year
contracts 3/25 (972,688) 4,211
Short, 4,485 U.S. Treasury Notes ten year
contracts 3/25 (487,744) 8,899
Short, 478 Ultra U.S. Treasury Bonds contracts 3/25 (56,837) 3,524
Net payments (receipts) of variation margin to date (24,858)
Variation margin receivable (payable) on open futures contracts $ 2,123

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 10,697++
Totals $ —# $ — $ 10,697+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 124,259  ¤  ¤ $ 187,400
Total $ 187,400^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $10,697 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $187,400.

T. ROWE PRICE Dynamic Global Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,211,114) $ 4,038,113
Unrealized gain on forward currency exchange contracts 62,637
Interest receivable 46,705
Bilateral swap premiums paid 9,862
Cash 7,537
Variation margin receivable on futures contracts 2,123
Due from affiliates 1,356
Variation margin receivable on centrally cleared swaps 870
Receivable for shares sold 265
Unrealized gain on bilateral swaps 116
Foreign currency (cost $229) 65
Other assets 670
Total assets 4,170,319
Liabilities
Obligation to return securities lending collateral 140,007
Unrealized loss on forward currency exchange contracts 20,385
Unrealized loss on bilateral swaps 3,666
Payable for shares redeemed 3,086
Investment management fees payable 1,627
Options written (premiums $1,069) 825
Payable to directors 3
Other liabilities 175
Total liabilities 169,774
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 4,000,545

T. ROWE PRICE Dynamic Global Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (598,505)
Paid-in capital applicable to 513,742,041 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 4,599,050
NET ASSETS $ 4,000,545
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $114,079; Shares outstanding: 14,617,749) $ 7.80
Advisor Class
(Net assets: $187; Shares outstanding: 24,064) $ 7.77
I Class
(Net assets: $573,645; Shares outstanding: 73,666,169) $ 7.79
Z Class
(Net assets: $3,312,634; Shares outstanding:
425,434,059) $ 7.79

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $2,132) $ 200,884
Dividend 10,697
Securities lending 363
Other 10
Total income 211,954
Expenses
Investment management 18,999
Shareholder servicing
Investor Class $ 261
Advisor Class 1
I Class 52 314
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 63
I Class 24
Z Class 6 93
Custody and accounting 524
Registration 81
Legal and audit 61
Directors 13
Miscellaneous 97
Waived / paid by Price Associates (16,012)
Total expenses 4,171
Net investment income 207,783

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (1,504)
Futures 1,376
Swaps 15,816
Options written 33,549
Forward currency exchange contracts (103,578)
Foreign currency transactions (1,632)
Net realized loss (55,973)
Change in net unrealized gain / loss
Securities (143,828)
Futures 54,351
Swaps 44,617
Options written (6,297)
Forward currency exchange contracts 132,429
Other assets and liabilities denominated in foreign currencies (2,602)
Change in net unrealized gain / loss 78,670
Net realized and unrealized gain / loss 22,697
INCREASE IN NET ASSETS FROM OPERATIONS $ 230,480

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 207,783 $ 236,060
Net realized loss (55,973) (604,339)
Change in net unrealized gain / loss 78,670 167,775
Increase (decrease) in net assets from operations 230,480 (200,504)
Distributions to shareholders
Net earnings
Investor Class (5,112) (740)
Advisor Class (11) (1)
I Class (23,012) (2,273)
Z Class (135,343) (13,091)
Tax return of capital – –
Investor Class (1,829) (17,018)
Advisor Class (4) (19)
I Class (8,107) (25,909)
Z Class (47,256) (136,012)
Decrease in net assets from distributions (220,674) (195,063)
Capital share transactions
*
Shares sold
Investor Class 32,841 207,100
Advisor Class – 78
I Class 135,376 209,843
Z Class 351,569 509,909
Distributions reinvested
Investor Class 6,879 17,554
Advisor Class 15 17
I Class 30,841 27,723
Z Class 182,650 148,675
Shares redeemed
Investor Class (132,882) (520,435)
Advisor Class (249) (181)
I Class (197,051) (302,291)
Z Class (380,818) (425,450)
Increase (decrease) in net assets from capital
share transactions 29,171 (127,458)

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase (decrease) during period 38,977 (523,025)
Beginning of period 3,961,568 4,484,593
End of period $ 4,000,545 $ 3,961,568
*Share information (000s)
Shares sold
Investor Class 4,209 24,840
Advisor Class – 9
I Class 17,480 25,633
Z Class 45,389 63,500
Distributions reinvested
Investor Class 886 2,153
Advisor Class 2 2
I Class 3,982 3,429
Z Class 23,580 18,424
Shares redeemed
Investor Class (17,075) (64,516)
Advisor Class (32) (23)
I Class (25,473) (37,267)
Z Class (49,143) (52,794)
Increase (decrease) in shares outstanding 3,805 (16,610)

T. ROWE PRICE Dynamic Global Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Global Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks high current income. The fund has four classes of shares: the Dynamic Global Bond Fund (Investor Class), the
Dynamic Global Bond Fund–Advisor Class (Advisor Class), the Dynamic Global
Bond Fund–I Class (I Class) and the Dynamic Global Bond Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt

T. ROWE PRICE Dynamic Global Bond Fund

securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the

T. ROWE PRICE Dynamic Global Bond Fund

NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Dynamic Global Bond Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be

T. ROWE PRICE Dynamic Global Bond Fund

the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE Dynamic Global Bond Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Dynamic Global Bond Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,429,985 $ — $ 2,429,985
Common Stocks — 217 — 217
Corporate Bonds — 876,021 13,198 889,219
Non-U.S. Government
Mortgage-Backed Securities — 48,609 7,913 56,522
Private Investment Company
2
— — — 7,228
Short-Term Investments 47,393 430,376 — 477,769
Securities Lending Collateral 140,007 — — 140,007
Options Purchased — 37,166 — 37,166
Total Securities 187,400 3,822,374 21,111 4,038,113
Swaps* — 11,815 — 11,815
Forward Currency Exchange
Contracts — 62,637 — 62,637
Futures Contracts* 29,160 — — 29,160
Total $ 216,560 $ 3,896,826 $ 21,111 $ 4,141,725
Liabilities
Options Written $ — $ 825 $ — $ 825
Swaps* — 32,039 — 32,039
Forward Currency Exchange
Contracts — 20,385 — 20,385
Futures Contracts* 2,179 — — 2,179
Total $ 2,179 $ 53,249 $ — $ 55,428
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Government Bonds,
Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Global Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 670
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 66,993
Foreign exchange derivatives Forwards, Securities^ 64,193
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 7,970
Equity derivatives Securities^ 952
^
,*
Total $ 140,778
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 7,117
Interest rate derivatives Centrally Cleared Swaps, Futures 12,164
Foreign exchange derivatives Forwards, Options Written 20,841
Credit derivatives Centrally Cleared Swaps, Options
Written 15,306
Total $ 55,428
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Dynamic Global Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ (26,094) $ (2,233) $ 1,376 $ — $ (8,973) $ (35,924)
Foreign
exchange
derivatives (32,231) 5,463 — (103,578) — (130,346)
Credit
derivatives (6,178) 2,445 — — 24,719 20,986
Equity
derivatives (28,942) 27,874 — — 70 (998)
Total $ (93,445) $ 33,549 $ 1,376 $ (103,578) $ 15,816 $ (146,282)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (1,316) $ (1,316)
Interest rate
derivatives 21,094 — 54,351 — 31,950 107,395
Foreign
exchange
derivatives 13,479 (2,627) — 132,429 — 143,281
Credit
derivatives 1,379 (89) — — 13,580 14,870
Equity
derivatives 10,863 (3,581) — — 403 7,685
Total $ 46,815 $ (6,297) $ 54,351 $ 132,429 $ 44,617 $ 271,915

T. ROWE PRICE Dynamic Global Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in
^ Options purchased are reported as securities.

T. ROWE PRICE Dynamic Global Bond Fund

accordance to global regulations on all bilateral derivatives with a counterparty, subject to an initial margin threshold (typically $50,000,000 per counterparty)
and a minimum transfer amount of $100,000 to $500,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, and by the governments of Canada, France,
Germany, Japan, or the United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $120,645,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Dynamic Global Bond Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 3,971 $ (472) $ 3,499 $ (3,054) $ 445
Barclays Bank 13,627 (289) 13,338 (13,470) —
BNP Paribas — (1,460) (1,460) 1,278 —
BNY Mellon — (80) (80) — —
Citibank 7,037 (1,240) 5,797 (12,250) —
Deutsche Bank 2,105 (3,185) (1,08 0 ) 846 —
Goldman Sachs 21,350 (2,702) 18,648 (18,600) 48
HSBC Bank 14,735 (6,576) 8,159 (8,406) —
JPMorgan Chase 1,492 (733) 759 (1,040) —
Morgan Stanley 27,980 (226) 27,754 (27,458) 296
RBC Dominion
Securities 42 (140) (98) — —
Standard Chartered 732 (262) 470 (571) —
State Street 111 (369) (258) 279 21
Toronto-Dominion
Bank 145 (323) (178) — —
UBS Investment
Bank 12,761 (2,923) 9,838 (9,450) 388
Wells Fargo 27 (230) (203) — —
Total $ 106,115 $ (21,210)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Global Bond Fund

the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 33% and 56% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include

T. ROWE PRICE Dynamic Global Bond Fund

possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 50% and
149% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and

T. ROWE PRICE Dynamic Global Bond Fund

future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 137% and 171% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Dynamic Global Bond Fund

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2024, the notional amount of protection sold by the fund totaled $660,152,000 (16.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform

T. ROWE PRICE Dynamic Global Bond Fund

in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 81% and
163% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject

T. ROWE PRICE Dynamic Global Bond Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;

T. ROWE PRICE Dynamic Global Bond Fund

accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE Dynamic Global Bond Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $135,798,000; the value of cash collateral and related investments was $140,007,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,488,968,000 and $2,625,871,000, respectively, for the year ended December 31, 2024. Purchases and sales of U.S. government securities aggregated $574,939,000 and $2,789,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Dynamic Global Bond Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 163,478 $ 16,105
Return of capital 57,196 178,958
Total distributions $ 220,674 $ 195,063
($000s)
Cost of investments $ 4,247,593
Unrealized appreciation $ 81,822
Unrealized depreciation (264,402)
Net unrealized appreciation (depreciation) $ (182,580)

T. ROWE PRICE Dynamic Global Bond Fund

At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended
December 31, 2024, the fund utilized $55,598,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Overdistributed ordinary income $ (19,092)
Net unrealized appreciation (depreciation) (182,580)
Loss carryforwards and deferrals (396,833)
Total distributable earnings (loss) $ (598,505)

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Dynamic Global Bond Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $3,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 0.90% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $(1) $— $(16,011)

T. ROWE PRICE Dynamic Global Bond Fund

and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $167,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, approximately 33% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Dynamic Global Bond Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Dynamic Global Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Dynamic Global Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Dynamic Global Bond Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31,
2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Dynamic Global Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Dynamic Global Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $85,234,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $191,542,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F35-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025